Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities (Details)			4 Months Ended	6 Months Ended	12 Months Ended
		Apr. 02, 2022 USD ($)	May 13, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 $ / shares shares	Jun. 30, 2022 $ / shares	May 13, 2022 $ / shares	Apr. 02, 2022 $ / shares	Dec. 31, 2020 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability					$ 15,696,391	$ 12,300,453
Number of warrants issued | shares					162,129,064		162,129,064
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					13.0		13.0
June 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares							$ 0.17	$ 0.20
Special Warrant Issuance [Member] | April 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					822 days		822 days			1096 days
Share price | $ / shares							$ 0.17			$ 0.29
Fair value		$ 5,947,232			$ 2,406,104
Change in derivative liability					$ (3,541,128)
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					120		120			120
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					4.06		4.06			2.35
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					0		0			0
Non Brokered Issuance [Member] | April 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					822 days		822 days			1096 days
Share price | $ / shares							$ 0.17			$ 0.29
Fair value		186,190			$ 93,553
Change in derivative liability					$ (92,637)
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					120		120			120
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					4.06		4.06			2.35
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					0		0			0
Teck Issuance [Member] | May 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					864 days		864 days		1096 days
Share price | $ / shares							$ 0.17		$ 0.25
Fair value			$ 1,273,032		$ 684,497
Change in derivative liability					$ (588,535)
Teck Issuance [Member] | May 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					120		120		120
Teck Issuance [Member] | May 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					4.06		4.06		2.68
Teck Issuance [Member] | May 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					0		0		0
Warrant Liabilities [Member] | June 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					822 days		822 days	1006 days
Fair value				$ 113,425	$ 77,429
Change in derivative liability					$ (35,996)
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					120		120	120
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					3.72		3.72	3.14
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					0		0	0
Warrant Liabilities [Member] | February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					1228 days	1006 days	1228 days
Share price | $ / shares					$ 0.17	$ 0.37
Fair value					$ 1,335,990	$ 3,483,745
Change in derivative liability					$ (2,147,756)
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					120	100	120
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					3.72	1.25	3.72
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					0	0	0
Warrant Liabilities [Member] | Auguest 2020 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					1228 days	1228 days	1228 days
Share price | $ / shares					$ 0.17	$ 0.37
Fair value					$ 903,697	$ 6,790,163
Change in derivative liability					$ (5,886,466)
Warrant Liabilities [Member] | Auguest 2020 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					120	100	120
Warrant Liabilities [Member] | Auguest 2020 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					4.06	0.95	4.06
Warrant Liabilities [Member] | Auguest 2020 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					0	0	0
Warrant Liabilities [Member] | June 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[1]				1228 days	1228 days	1228 days
Share price | $ / shares	[1]				$ 0.17	$ 0.37
Fair value	[1]				$ 725,737	$ 2,067,493
Change in derivative liability	[1]				$ (1,341,756)
Exercise price shares | $ / shares											$ 0.59
Warrants maturity date											Dec. 31, 2025
Number of warrants issued | shares											11,660,000
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield	[1]				120	100	120
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield	[1]				3.82	1.02	3.82
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield	[1]				0	0	0
Warrant Liabilities [Member] | August 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					1228 days	1228 days	1228 days
Share price | $ / shares	[2]				$ 0.17	$ 0.37
Fair value	[2]				$ 1,115,369	$ 3,177,485
Change in derivative liability	[2]				$ (2,062,116)
Exercise price shares | $ / shares											$ 0.59
Warrants maturity date											Dec. 31, 2025
Number of warrants issued | shares											17,920,000
Warrants remain unchanged | shares											2,752,900
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					120	100	120
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					3.82	1.02	3.82
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividend yield					0	0	0

[1]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59
[2]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025, for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.